Exeter Fund, Inc.
                                1100 Chase Square
                            Rochester, New York 14604
                                 (716) 325-6880



May  6,  2002

Filing  Room
Securities  &  Exchange  Commission
450  Fifth  Street,  N.W.
Washington,  D.C.   20549


Re:     Exeter  Fund,  Inc.  (File  Nos.  2-92633  and  811-04087) / Rule 497(j)
     Small Cap Series, World Opportunities Series, Technology Series, Life Sciences Series, Commodity Series, High Yield Bond Series, Diversified Tax Exempt Series, New York Tax Exempt Series, Ohio Tax Exempt Series, Global
Fixed     Income  Series,  International  Series


Dear  Sir  or  Madam:

The registrant hereby certifies, pursuant to paragraph (j) of Rule 497, that the form of the prospectuses for the series referenced above and the Statement of Additional Information dated April 30, 2002 that would have been filed under paragraph (c) of Rule 497 does not differ from the form of such prospectuses and Statement of Additional Information contained in Post-Effective Amendment No. 41, which was filed electronically under Accession Number 0000751173-02-000035 on April 30, 2002.


Sincerely,

EXETER  FUND,  INC.


/s/  Jodi  L.  Hedberg

Jodi  L.  Hedberg
Corporate  Secretary